Risk Management (Details 7) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Unquoted bonds	[1]	$ 3,235,896	$ 3,737,287
AAA Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds		44,953,920	2,353,731
Unquoted bonds
Total		44,953,920	2,353,731
AA+ Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds		4,610,576	4,771,755
Unquoted bonds
Total		4,610,576	4,771,755
AA Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds		2,926,031	7,124,087
Unquoted bonds
Total		2,926,031	7,124,087
Aa2 Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds		7,530,619	7,876,959
Unquoted bonds
Total		7,530,619	7,876,959
AA- Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds		9,408,620	17,408,093
Unquoted bonds
Total		9,408,620	17,408,093
Aa3 Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds		2,394,194	5,527,355
Unquoted bonds
Total		2,394,194	5,527,355
A+ Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds		18,340,787	15,840,316
Unquoted bonds
Total		18,340,787	15,840,316
A1 Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds		1,514,025	12,009,630
Unquoted bonds
Total		1,514,025	12,009,630
A Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds		28,935,441	19,653,276
Unquoted bonds
Total		28,935,441	19,653,276
A2 Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds		5,435,133	9,512,157
Unquoted bonds
Total		5,435,133	9,512,157
A- Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds		32,466,296	11,914,322
Unquoted bonds
Total		32,466,296	11,914,322
A3 Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds		8,975,157	10,679,082
Unquoted bonds
Total		8,975,157	10,679,082
BBB+ Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds		16,038,586	13,216,017
Unquoted bonds
Total		16,038,586	13,216,017
BBB Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds		14,521,672	14,273,503
Unquoted bonds
Total		14,521,672	14,273,503
Baa2 Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds		1,396,365	1,385,487
Unquoted bonds
Total		1,396,365	1,385,487
BBB- Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds		7,333,329	2,899,954
Unquoted bonds
Total		7,333,329	2,899,954
BB- Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds		215,930	203,749
Unquoted bonds
Total		215,930	203,749
Not Rated Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds		1,528,680	3,012,640
Unquoted bonds		2,968,273	3,456,837
Total		4,496,953	6,469,477
Total Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds		208,525,361	162,161,914
Unquoted bonds		2,968,273	3,456,837
Total		$ 211,493,634	165,618,751
Aa1 Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds			755,556
Unquoted bonds
Total			755,556
Baa1 Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds			1,744,245
Unquoted bonds
Total			$ 1,744,245

[1]	The Group has an investment in an unquoted bond denominated in JOD (USD pegged currency) issued by 'Specialized Investment Compound Co.' a local company based in Jordan with a maturity date of 22nd February 2016. Said company is currently under liquidation, due to which 85% of original bond holdings with nominal value amounted to USD 1,235,543 were not paid on that maturity date. These bonds are backed up by collateral in the form of real estate properties. However, the Group management has provided USD 250,000 to cover any potential impairment in the value of the collateral held against said investment.